Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 6, 2011
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	dei_EntityCentralIndexKey	0001006415
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 6, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 6, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011

THE HARTFORD INFLATION PLUS FUND (Prospectus Summary) | THE HARTFORD INFLATION PLUS FUND

SUPPLEMENT
DATED MAY 6, 2011 TO

THE HARTFORD INFLATION PLUS FUND (A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS EACH DATED MARCH 1, 2011

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on May 3, 2011, the Board unanimously approved a plan to reclassify Class L shares of The Hartford Inflation Plus Fund (the “Fund”).  Effective as of the closing time of the reclassification, each shareholder of Class L shares  will own Class A shares equal to the aggregate value of Class L shares held by that shareholder (each a “Reclassification”). With respect to the Fund, shareholders of Class L shares are expected to bear the same or lower net operating expenses after the Reclassification.  The Reclassification should be deemed to be non-taxable exchanges under the Internal Revenue Code of 1986, as amended; and no sales charges or fees will be imposed on shareholders in connection with the Reclassification.

The Reclassification is expected to occur on or about August 5, 2011 or as soon as practicable thereafter.  Accordingly, effective as of the closing of the Reclassification, all references to Class L are deleted.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
THE HARTFORD INFLATION PLUS FUND (Prospectus Summary) | THE HARTFORD INFLATION PLUS FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement Text	ck0001006415_SupplementTextBlock

SUPPLEMENT
DATED MAY 6, 2011 TO

THE HARTFORD INFLATION PLUS FUND (A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS EACH DATED MARCH 1, 2011

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on May 3, 2011, the Board unanimously approved a plan to reclassify Class L shares of The Hartford Inflation Plus Fund (the “Fund”).  Effective as of the closing time of the reclassification, each shareholder of Class L shares  will own Class A shares equal to the aggregate value of Class L shares held by that shareholder (each a “Reclassification”). With respect to the Fund, shareholders of Class L shares are expected to bear the same or lower net operating expenses after the Reclassification.  The Reclassification should be deemed to be non-taxable exchanges under the Internal Revenue Code of 1986, as amended; and no sales charges or fees will be imposed on shareholders in connection with the Reclassification.

The Reclassification is expected to occur on or about August 5, 2011 or as soon as practicable thereafter.  Accordingly, effective as of the closing of the Reclassification, all references to Class L are deleted.

THE HARTFORD INFLATION PLUS FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIPAX
THE HARTFORD INFLATION PLUS FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIPBX
THE HARTFORD INFLATION PLUS FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIPCX
THE HARTFORD INFLATION PLUS FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIPYX
THE HARTFORD INFLATION PLUS FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIPIX
THE HARTFORD INFLATION PLUS FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIPRX
THE HARTFORD INFLATION PLUS FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIPSX
THE HARTFORD INFLATION PLUS FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIPTX
THE HARTFORD INFLATION PLUS FUND | Class L
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIPLX